Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Due from related parties	$ 0	$ 55
Advances for vessels under construction	18,172	66,641
Total assets	18,172	66,696
Liabilities:
Due to related parties	22,154	17,497
Deferred revenue - current (e)	10,867	11,684
Hire receivable (c)
Assets:
Due from related parties	0	55
Advances for vessels under construction - related party (f)
Assets:
Advances for vessels under construction	18,172	66,641
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	21,264	16,517
Management fee payable to CSM (b)
Liabilities:
Due to related parties	890	980
Capital Maritime And Trading Corp.
Liabilities:
Deferred revenue - current (e)	4,253	6,020
Total liabilities	$ 26,407	$ 23,517